Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario $ / shares in Units, € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 AUD ($)
Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (221,000)				$ (418)
Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	(27,072)
Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (54,143)
CDI [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase
CDI [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	10.40%	10.40%	10.40%	10.40%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	10.44%	10.44%	10.44%	10.44%	11.70%	11.70%	11.70%	11.70%
CDI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (214,000)				$ (340)
CDI [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	15.60%	15.60%	15.60%	15.60%
CDI [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (25,946)
CDI [Member] | Scenario (III) Interest rate variation – 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	20.80%	20.80%	20.80%	20.80%
CDI [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (51,892)
IPCA [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Increase	Increase	Increase	Increase
IPCA [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.93%	3.93%	3.93%	3.93%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.94%	3.94%	3.94%	3.94%	4.69%	4.69%	4.69%	4.69%
IPCA [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (6,000)				$ (63)
IPCA [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	4.91%	4.91%	4.91%	4.91%
IPCA [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (945)
IPCA [Member] | Scenario (III) Interest rate variation – 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.90%	5.90%	5.90%	5.90%
IPCA [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,889)
CPI [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Increase	Increase	Increase	Increase	Decrease	Decrease	Decrease	Decrease
CPI [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	3.30%	3.30%	3.30%	3.30%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	3.30%	3.30%	3.30%	3.30%	3.09%	3.09%	3.09%	3.09%
CPI [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,000)				$ (4)
CPI [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	2.48%	2.48%	2.48%	2.48%
CPI [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (142)
CPI [Member] | Scenario (III) Interest rate variation – 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	1.65%	1.65%	1.65%	1.65%
CPI [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (284)
SOFR [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Decrease	Decrease	Decrease	Decrease	Increase	Increase	Increase	Increase
SOFR [Member] | Current scenario [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current scenario	5.33%	5.33%	5.33%	5.33%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	5.33%	5.33%	5.33%	5.33%	5.38%	5.38%	5.38%	5.38%
SOFR [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)					$ (11)
SOFR [Member] | Scenario (II) Interest rate variation – 25% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	6.66%	6.66%	6.66%	6.66%
SOFR [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (39)
SOFR [Member] | Scenario (III) Interest rate variation – 50% Rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate	8.00%	8.00%	8.00%	8.00%
SOFR [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (78)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.5589	5.5589	5.5589	5.5589
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%
Exchange rate	5.4742	5.4742	5.4742	5.4742
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (47,620)				$ (45,314)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.9486	6.9486	6.9486	6.9486
Operating [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 781,705
Operating [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	8.3384	8.3384	8.3384	8.3384
Operating [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 1,563,404
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.5589	5.5589	5.5589	5.5589
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%
Exchange rate	5.4742	5.4742	5.4742	5.4742
Financial [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 4,221				$ (3,573)
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.9486	6.9486	6.9486	6.9486
Financial [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (69,292)
Financial [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	8.3384	8.3384	8.3384	8.3384
Financial [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (138,584)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.5589	5.5589	5.5589	5.5589
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.7621%	4.7621%	4.7621%	4.7621%
Exchange rate	5.4742	5.4742	5.4742	5.4742
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 46,991				$ 31,251
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.9486	6.9486	6.9486	6.9486
Derivatives [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (771,383)
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	8.3384	8.3384	8.3384	8.3384
Derivatives [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,542,760)
Net debt in foreign subsidiaries [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Net debt in foreign subsidiaries [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.5589	5.5589	5.5589	5.5589
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					4.9205%	4.9205%	4.9205%	4.9205%
Exchange rate	5.6436	5.6436	5.6436	5.6436
Net debt in foreign subsidiaries [Member] | Scenario (i) VaR 99% C.I. 1 day Effect on equity [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (209,377)				$ (241,589)
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.9486	6.9486	6.9486	6.9486
Net debt in foreign subsidiaries [Member] | Scenario (ii) Interest rate variation – 25% Effect on equity [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (3,437,009)
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	8.3384	8.3384	8.3384	8.3384
Net debt in foreign subsidiaries [Member] | Scenario (iii) Interest rate variation – 50% Effect on equity [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on equity (in Dollars)	$ (6,873,993)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.9547	5.9547	5.9547	5.9547
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.8724	5.8724	5.8724	5.8724
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (2,989)				€ (3,153)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.466	4.466	4.466	4.466
Operating [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (54,067)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.9774	2.9774	2.9774	2.9774
Operating [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ (108,135)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.9547	5.9547	5.9547	5.9547
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.8724	5.8724	5.8724	5.8724
Financial [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 52				€ 254
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.466	4.466	4.466	4.466
Financial [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 942
Financial [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.9774	2.9774	2.9774	2.9774
Financial [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 1,884
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					5.2638%	5.2638%	5.2638%	5.2638%
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	5.9547	5.9547	5.9547	5.9547
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.8724	5.8724	5.8724	5.8724
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 1,100				€ 1,038
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	4.466	4.466	4.466	4.466
Derivatives [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 19,902
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.9774	2.9774	2.9774	2.9774
Derivatives [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | €		€ 39,803
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.0259	7.0259	7.0259	7.0259
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.926	6.926	6.926	6.926
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)			£ (2,827)			€ (4,405)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.2694	5.2694	5.2694	5.2694
Operating [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (49,701)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.513	3.513	3.513	3.513
Operating [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ (99,402)
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%
Financial [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Financial [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.0259	7.0259	7.0259	7.0259
Financial [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.926	6.926	6.926	6.926
Financial [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)			£ 214			€ 8
Financial [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.2694	5.2694	5.2694	5.2694
Financial [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 3,757
Financial [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.513	3.513	3.513	3.513
Financial [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 7,515
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					6.0564%	6.0564%	6.0564%	6.0564%
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Current exchange [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	7.0259	7.0259	7.0259	7.0259
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	6.926	6.926	6.926	6.926
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)			£ 1,659			€ 2,525
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	5.2694	5.2694	5.2694	5.2694
Derivatives [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 29,166
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.513	3.513	3.513	3.513
Derivatives [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars) | £			£ 58,332
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					0.2815%	0.2815%	0.2815%	0.2815%
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Operating [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	3.7106	3.7106	3.7106	3.7106
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.6598	3.6598	3.6598	3.6598
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (7)			£ (1,962)
Operating [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.783	2.783	2.783	2.783
Operating [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (137)
Operating [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	1.8553	1.8553	1.8553	1.8553
Operating [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (274)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current exchange rate	3.7106	3.7106	3.7106	3.7106
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	3.6598	3.6598	3.6598	3.6598
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (31)
Derivatives [Member] | Scenario (ii) Interest rate variation – 25% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	2.783	2.783	2.783	2.783
Derivatives [Member] | Scenario (II) Interest rate variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (559)
Derivatives [Member] | Scenario (iii) Interest rate variation – 50% Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Exchange rate	1.8553	1.8553	1.8553	1.8553
Derivatives [Member] | Scenario (III) Interest rate variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)				$ (1,119)
Derivatives [Member] | Current price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price					52.00%	52.00%	52.00%	52.00%
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price					55.00%	55.00%	55.00%	55.00%
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk					Cattle depreciation	Cattle depreciation	Cattle depreciation	Cattle depreciation
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)					$ (5,000)
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.2319%	3.2319%	3.2319%	3.2319%
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Current price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Current price (in Dollars per share) | $ / shares	$ 41
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	39.00%	39.00%	39.00%	39.00%
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (5,134)				$ (48,000)			$ (695)
Derivatives [Member] | Scenario (ii) @ Variation – 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	30.00%	30.00%	30.00%	30.00%
Derivatives [Member] | Scenario (ii) @ Variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (38,419)
Derivatives [Member] | Scenario (ii) @ Variation – 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	20.00%	20.00%	20.00%	20.00%
Derivatives [Member] | Scenario (ii) @ Variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (76,838)
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Exchange rate [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Rate					3.2319%	3.2319%	3.2319%	3.2319%
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk					Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)					$ 1,000			$ 9
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(1.69%)	(1.69%)	(1.69%)	(1.69%)
Operating [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,181)
Operating [Member] | Scenario (ii) Price variation – 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Operating [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (17,498)
Operating [Member] | Scenario (ii) Price variation – 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating [Member] | Scenario (ii) Price variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (34,995)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Derivatives [Member] | Scenario (i) VaR 99% C.I. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(1.69%)	(1.69%)	(1.69%)	(1.69%)
Derivatives [Member] | Scenario (I) VaR 99% C.I. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (693)
Derivatives [Member] | Scenario (ii) Price variation – 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Derivatives [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (10,262)
Derivatives [Member] | Scenario (ii) Price variation – 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Derivatives [Member] | Scenario (ii) Price variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (20,524)
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price					(2.25%)	(2.25%)	(2.25%)	(2.25%)
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)					$ (8,572,000)
Operating [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Depreciation	Depreciation	Depreciation	Depreciation
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(2.08%)	(2.08%)	(2.08%)	(2.08%)
Operating [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (63,634)
Operating [Member] | Scenario (ii) Price variation – 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Operating [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (764,466)
Operating [Member] | Scenario (iii) Price variation – 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Operating [Member] | Scenario (iii) Price variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ (1,528,932)
Derivatives [Member] | Risk [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Risk	Appreciation	Appreciation	Appreciation	Appreciation
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(2.08%)	(2.08%)	(2.08%)	(2.08%)
Derivatives [Member] | Scenario (i) VaR 99% I.C. 1 day Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 14,912
Derivatives [Member] | Scenario (ii) Price variation – 25% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Derivatives [Member] | Scenario (ii) Price variation – 25% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 179,140
Derivatives [Member] | Scenario (iii) Price variation – 50% Price [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Price	(50.00%)	(50.00%)	(50.00%)	(50.00%)
Derivatives [Member] | Scenario (iii) Price variation – 50% Effect on income [Member]
Risk Management and Financial Instruments (Details) - Schedule of Contracts Exposure Scenario [Line Items]
Effect on income (in Dollars, Euro, Pounds and Dollars)	$ 358,281